Contingent Liability (Details Narrative) - Yunsheng YANG [Member]	12 Months Ended
Dec. 31, 2017 USD ($) m²
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Area of land | m²	734.4
Carrying amount of land | $	$ 264,796
Description on plaintiff's claims	PRC legal opinion of the counsel of Yangshuo, the possible impact is that if the judge held in favor of the plaintiff’s claims, Yangshuo might lose the right to use the Land which carrying amount as of December 31, 2017 was US$264,796. However, the director of Yangshuo opined that the probability of losing the case is less than probable based on the judgement of the court of first instance.
Tang Dynasty Investment Group Limited [Member]
Area of land | m²	734.4
Carrying amount of land | $	$ 264,796
Description on plaintiff's claims	PRC legal opinion of the counsel of Yangshuo, the possible impact is that if the judge held in favor of the plaintiff’s claims, Yangshuo might lose the right to use the Land which carrying amount as of December 31, 2017 was US$264,796. However, the director of Yangshuo opined that the probability of losing the case is less than probable based on the judgement of the court of first instance.